Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity
15.	Stockholders’ Equity

Issuance of common stock for services – On October 1, 2013, the Company issued 1,000,000 shares of Common Stock for services provided by a consultant. These shares were deemed to have a fair market value of $220,000. 500,000 of the shares vested immediately and 500,000 shares vest on May 1, 2014. As of December 31, 2013, the Company recognized professional fees in the amount of $160,000 related to the shares issued to the consultant. On April 22, 2014, the Company terminated the consulting agreement with the consultant. 500,000 of these shares were due to vest on May 1, 2014 and as outlined in the underlying agreement have been returned to the Company.

Issuance of common stock – On November 18, 2014, the Company issued 83,334 shares of Common Stock to their former lessor for settlement of $25,000 that was owed to them.

Stock options issued – During 2014, two directors of the Company exercised options to purchase an aggregate of 112,500 shares of the Company’s Common Stock at $0.20 per share.